Segment and corporate information (Tables)	12 Months Ended
Dec. 31, 2018
Segment and corporate information
Schedule of segment and corporate activity
Segment and corporate information
in € THOUS
	North America Segment	EMEA Segment	Asia-Pacific Segment	Latin America Segment	Total Segment	Corporate	Total

2018
Revenue from contracts with customers	11.347.963	2.559.485	1.627.715	682.894	16.218.057	14.736	16.232.793
Other revenue external customers	221.769	27.073	61.638	3.600	314.080	-	314.080
Revenue external customers	11.569.732	2.586.558	1.689.353	686.494	16.532.137	14.736	16.546.873
Inter - segment revenue	1.609	304	633	240	2.786	(2.786)	-
Revenue	11.571.341	2.586.862	1.689.986	686.734	16.534.923	11.950	16.546.873
Operating income	2.665.187	398.683	303.956	28.848	3.396.674	(358.876)	3.037.798
Interest							(301.062)
Income before income taxes							2.736.736
Depreciation and amortization	(377.836)	(116.384)	(45.475)	(22.344)	(562.039)	(162.808)	(724.847)
Income (loss) from equity method investees	75.279	(4.322)	2.125	264	73.346	-	73.346
Total assets	16.936.646	3.612.800	2.322.284	719.334	23.591.064	2.651.204	26.242.268
thereof investment in equity method investees	348.096	178.886	98.741	24.057	649.780	-	649.780
Additions of property, plant and equipment and intangible assets	598.988	158.974	53.962	26.894	838.818	316.147	1.154.965

2017
Revenue external customers	12.878.665	2.547.055	1.623.312	719.792	17.768.824	14.748	17.783.572
Inter - segment revenue	1.898	16	356	374	2.644	(2.644)	-
Revenue	12.880.563	2.547.071	1.623.668	720.166	17.771.468	12.104	17.783.572
Operating income	2.086.391	443.725	313.042	58.349	2.901.507	(539.068)	2.362.439
Interest							(364.824)
Income before income taxes							1.997.615
Depreciation and amortization	(398.235)	(119.044)	(45.401)	(17.929)	(580.609)	(154.870)	(735.479)
Income (loss) from equity method investees	71.739	(7.159)	1.919	700	67.199	-	67.199
Total assets	15.556.146	3.585.486	2.074.150	670.126	21.885.908	2.139.307	24.025.215
thereof investment in equity method investees	342.462	181.870	98.281	24.396	647.009	-	647.009
Additions of property, plant and equipment and intangible assets	526.652	130.755	52.861	41.637	751.905	241.052	992.957

2016
Revenue external customers	12.030.093	2.409.110	1.474.132	643.373	16.556.708	13.007	16.569.715
Inter - segment revenue	3.105	-	31	241	3.377	(3.377)	-
Revenue	12.033.198	2.409.110	1.474.163	643.614	16.560.085	9.630	16.569.715
Operating income	1.936.079	474.396	289.434	59.162	2.759.071	(350.169)	2.408.902
Interest							(363.408)
Income before income taxes							2.045.494
Depreciation and amortization	(389.217)	(109.128)	(43.344)	(15.577)	(557.266)	(144.270)	(701.536)
Income (loss) from equity method investees	58.547	(2.637)	1.372	1.357	58.639	-	58.639
Total assets	17.281.951	3.576.784	1.762.903	691.980	23.313.618	2.190.021	25.503.639
thereof investment in equity method investees	289.400	187.169	96.513	25.072	598.154	-	598.154
Additions of property, plant and equipment and intangible assets	522.406	118.671	49.907	33.414	724.398	248.936	973.334

Schedule of geographic operations
Geographic presentation
in € THOUS
	Germany	North America	Rest ofthe world	Total
2018
Revenue external customers	426.327	11.569.732	4.550.814	16.546.873
Long-lived assets	948.355	13.260.913	3.290.930	17.500.198

2017
Revenue external customers	433.105	12.878.665	4.471.802	17.783.572
Long-lived assets	905.571	13.037.452	3.122.590	17.065.613

2016
Revenue external customers	380.887	12.030.093	4.158.735	16.569.715
Long-lived assets	835.690	14.379.237	2.852.313	18.067.240